Commitments and Contingencies (Details Narrative)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Annual royalty percentage	2.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual royalty percentage	1.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Annual royalty percentage	3.50%